Investor A, B, C and Investor Shares | BlackRock Index Equity Portfolio Investor
Fund Overview Key Facts About BlackRock Index Equity Portfolio
Investment Objective
The investment objective of BlackRock Index Equity Portfolio (“Index Equity Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to match the performance of the Standard & Poor’s® 500 Index (the “S&P 500®”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Index Equity Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”). More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 14 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-58 of the Fund’s statement of additional information.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Investor A, B, C and Investor Shares BlackRock Index Equity Portfolio Investor	Investor A Shares	Investor B Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.00%	none		none		none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	4.50%	[1]	1.00%	[2]	none
[1]	The contingent deferred sales charge ("CDSC") is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes - Investor B Shares" in the Fund's prospectus for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, B, C and Investor Shares BlackRock Index Equity Portfolio Investor		Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares
Management Fee	[1][2]	0.01%	0.01%	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	[1]	0.15%	0.90%	0.90%	none
Other Expenses	[1]	0.265%	0.535%	0.335%	0.225%
Administration Fees	[1]	0.10%	0.10%	0.10%	0.10%
Miscellaneous Other Expenses	[1]	0.165%	0.435%	0.235%	0.125%
Total Annual Fund Operating Expenses	[1]	0.425%	1.445%	1.245%	0.235%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.005%)	(0.205%)	(0.005%)	(0.055%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.42%	1.24%	1.24%	0.18%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Master S&P 500 Index Series (the "Series"), a series of Quantitative Master Series LLC (the "Master LLC"). Management fees are paid by the Series.
[2]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 29-34, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to ensure that management fees payable by the Series will not exceed 0.005% of average daily net assets until May 1, 2013. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Series.
[3]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 29-34, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.785% (for Investor A Shares), 1.24% (for Investor B and C Shares) and 0.18% (for Institutional Shares) until May 1, 2013. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, B, C and Investor Shares BlackRock Index Equity Portfolio Investor (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	342	432	531	820
Investor B Shares	576	787	970	1,433
Investor C Shares	226	394	683	1,505
Institutional Shares	18	70	127	294

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Investor A, B, C and Investor Shares BlackRock Index Equity Portfolio Investor (USD $)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	126	437	770	1,433
Investor C Shares	126	394	683	1,505

Portfolio Turnover:
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies of the Fund

Index Equity Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500®. The Fund will be substantially invested in securities in the S&P 500®, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the S&P 500®. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund will invest in the common stocks represented in the S&P 500® in roughly the same proportions as their weightings in the S&P 500®. The Fund may also invest in derivative instruments linked to the S&P 500®. At times, the Fund may not invest in all of the common stocks in the S&P 500®, or in the same weightings as in the S&P 500®. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other investment characteristics of the stocks and derivative instruments chosen are similar to the S&P 500® as a whole.

The Fund is a “feeder fund” that invests all of its assets in the Master S&P 500 Index Series (previously defined as the “Series”) of Quantitative Master Series LLC (previously defined as the “Master LLC”) which has the same investment objective and strategies as the Fund. All investments are made at the Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Series. For simplicity, this prospectus uses the term “Index Equity Portfolio” or “Fund” to include, where applicable, the Series.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Index Equity Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500® as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the Fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information
The information shows you how Index Equity Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P 500®. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS BlackRock Index Equity Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 15.93% (quarter ended June 30, 2009) and the lowest return for a quarter was –22.02% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2012 was 12.48%.
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns Investor A, B, C and Investor Shares BlackRock Index Equity Portfolio Investor	1 Year	5 Years	10 Years
Investor A Shares	(1.37%)	(1.19%)	2.14%
Investor A Shares Return After Taxes on Distributions	(1.97%)	(1.84%)	1.58%
Investor A Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.89%)	(1.39%)	1.49%
Investor B Shares	(3.61%)	(1.76%)	1.82%
Investor C Shares	(0.17%)	(1.38%)	1.65%
Institutional Shares	1.92%	(0.35%)	2.81%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.